Capital Raises	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Capital Raises [Abstract]
Capital Raises

Note 11 — Capital Raises

Registered Direct Offerings

On March 22, 2022, the Company entered into a Securities Purchase Agreement with certain institutional investors named therein, pursuant to which the Company sold in a registered direct offering (i) 53,197.7234 shares of Series 8 Convertible Preferred Stock and (ii) related warrants to purchase up to an aggregate of 1,503,726 shares of common stock. Each share of Series 8 Convertible Preferred Stock and the related Warrants were sold at a subscription amount of $940, representing an original issue discount of 6% of the stated value of each share of Series 8 Convertible Preferred Stock for an aggregate subscription amount of $50.0 million. In connection with this offering, the Company filed a Certificate of Designation for the Series 8 Convertible Preferred Stock with the Nevada Secretary of State. Each share of Series 8 Convertible Preferred Stock has a par value of $0.001 per share and stated value of $1,000 per share. The shares of Series 8 Convertible Preferred Stock are convertible into shares of the Company’s common stock, at a conversion price of $35.38 per share. Each share of Series 8 Convertible Preferred Stock is entitled to receive cumulative dividends, payable in the same form as dividends paid on shares of the Company’s common stock. At any time beginning on October 1, 2022 and ending ninety 90 days thereafter, the holders of the Series 8 Convertible Preferred Stock have the right to redeem all or part of the shares held by such holder in cash for the redemption price equal to the stated value of such share, plus all accrued but unpaid dividends thereon and all liquidated damages and other costs, expenses or amounts due. Upon redemption, the holder of the Series 8 Convertible Preferred Stock will forfeit 50% of the warrants issued in connection therewith. The holders of the Series 8 Convertible Preferred Stock shall vote together with all other classes and series of stock of the Company as a single class on all actions to be taken by the stockholders of the Company. The Series 8 Convertible Preferred Stock and related warrants subject to forfeiture are recorded as Mezzanine Equity in the accompanying balance sheets as the holder has the option to redeem these shares for cash and the warrants are an embedded feature for the Series 8 Convertible Preferred Stock. The remaining warrants that are not subject to forfeiture are recorded within Stockholders’ Equity as the remaining warrants are classified as freestanding instruments containing a total value of $5.6 million. The aggregate net proceeds from the offering, after deducting the placement agent fees and other estimated offering expenses, were approximately $46.9 million. See Note 13 for Preferred Stock and Note 15 for Warrant details. During the quarter ended December 31, 2022, the Company received cash redemption notices from the holders of the Series 8 Convertible Preferred Stock issued on March 22, 2022, totaling 53,197.72 shares of Series 8 Convertible Preferred Stock for aggregate cash paid of approximately $53.2 million which were therefore fully redeemed. In conjunction with the redemption, 751,841 warrants were forfeited.

Between March 15, 2022 and March 22, 2022, the Company received cash redemption notices from the holders of the Series 7 Convertible Preferred Stock issued on September 15, 2021, totaling 49,250 shares of Series 7 Convertible Preferred Stock for aggregate cash required to be paid of approximately $49.3 million. In addition, in accordance with the related purchase agreement, upon redemption of the Series 7 Convertible Preferred Stock, each holder forfeited 75% of the related warrants that were issued. Therefore, as of March 22, 2022, 49,250 shares of Series 7 Convertible Preferred Stock were redeemed and 394,000 related warrants were forfeited. The Company noted about 71% of the Series 7 Preferred Stock holders that redeemed shares also participated as Series 8 Convertible Preferred Stock holders

(“shared holders”). The Company accounted for proceeds of the shared holders as a modification to the Series 7 and Series 8 Convertible Preferred Stock, as well as the related embedded warrants. The total change in fair value as a result of modification related to the Preferred Stock amounted to $2.6 million which were recognized as a deemed dividend at the date of the modification, upon which was amortized until the redemption period began on October 1, 2022. The total change in fair value as a result of modification related to the embedded warrants amounted to $1.5 million which was recognized as a deemed contribution at the date of the modification, upon which was accreted until the redemption period began on October 1, 2022.

On July 22, 2022, the Company entered into an Equity Distribution Agreement (the “Sales Agreement”) with Maxim Group LLC (“Maxim”) under which the Company may offer and sell shares of its common stock having an aggregate offering price of up to $25.0 million (the “Shares”) from time to time through Maxim, acting exclusively as the Company’s sales agent (the “ATM Offering”). On June 13, 2023, the Company entered into an amendment to the Sales Agreement with Maxim, pursuant to which the aggregate offering price of the ATM Offering was increased from $25.0 million to approximately $27.4 million. The Company intends to use the net proceeds of the ATM Offering primarily for working capital and general corporate purposes. During the six months ended June 30, 2023, the Company sold 28,981,729 shares of common stock at share prices between $0.200034 and $1.86 per share under the Sales Agreement for gross proceeds of approximately $21.0 million or net proceeds of $20.4 million after deducting the placement agency fees and other offering expenses. The Company is not obligated to make any sales of the Shares under the Sales Agreement and no assurance can be given that the Company will sell any additional Shares under the Sales Agreement, or if it does, as to the price or amount of Shares that the Company will sell, or the date on which any such sales will take place. The Company is currently subject to the SEC’s “baby shelf rules,” which prohibit companies with a public float of less than $75 million from issuing securities under a shelf registration statement in excess of one-third of such company’s public float in a 12-month period. These rules may limit future issuances of shares by the Company under the Sales Agreement or other offerings pursuant to the Company’s effective shelf registration statement on Form S-3.

Note 18 — Capital Raises

Registered Direct Offerings

On January 24, 2021, the Company entered into a Securities Purchase Agreement with an institutional investor, pursuant to which it sold and issued in a registered direct offering, 77,334 shares of its common stock, and warrants to purchase up to 258,065 shares of common stock at an exercise price of $116.25 per share (the “January 2021 Purchase Warrants”) for a combined purchase price of $116.25 per share and pre-funded warrants to purchase up to 180,732 shares of common stock (“January 2021 Pre-funded Warrants”) at an exercise price of $0.08 per share, at a purchase price of $116.18 per share. At closing, the Company received approximately $27.8 million in net proceeds after deducting placement agent commissions and offering expenses. The January 2021 Purchase Warrant and January 2021 Pre-funded Warrant is or was immediately exercisable for one share of common stock for a period until the five year anniversary of the issuance date. The January 2021 Pre-funded Warrants were exercised in full as of February 8, 2021. In addition, the investor exercised its purchase rights for 40,000 shares of common stock pursuant to the January 2021 Purchase Warrant on February 11, 2021.

On February 12, 2021, the Company entered into a Securities Purchase Agreement with an institutional investor, pursuant to which it sold and issued in a registered direct offering, 93,334 shares of its common stock, and warrants to purchase up to 200,000 shares of common stock at an exercise price of $150.00 per share (the “First February 2021 Purchase Warrants”) for a combined purchase price of $150.00 per share and pre-funded warrants to purchase up to 106,667 shares of common stock (“First February 2021 Pre-funded Warrants”) at an exercise price of $0.08 per share, at a purchase price of $149.93 per share. At closing, the Company received approximately $27.8 million in net proceeds after deducting placement agent commissions and offering expenses. The First February 2021 Purchase

Warrant and First February 2021 Pre-funded Warrant is or was immediately exercisable for one share of common stock for a period until the five year anniversary of the issuance date. The First February 2021 Pre-funded warrants were exercised in full as of February 18, 2021.

On February 16, 2021, the Company entered into a Securities Purchase Agreement with an institutional investor, pursuant to which the Company sold and issued in a registered direct offering, 40,000 shares of its common stock, and warrants to purchase up to 132,670 shares of common stock at an exercise price of $150.75 per share (the “Second February 2021 Purchase Warrants”) for a combined purchase price of $150.75 per share and pre-funded warrants to purchase up to 92,670 shares of common stock (“Second February 2021 Pre-funded Warrants”) at an exercise price of $0.08 per share, at a purchase price of $150.68 per share. At closing the Company received approximately $18.5 million in net proceeds after deducting placement agent commissions and offering expenses. Each Second February 2021 Purchase Warrant and Second February 2021 Pre-funded Warrant is or was immediately exercisable for one share of common stock for a period until the, five year anniversary of the issuance date. The Second February 2021 Pre-funded warrants were exercised in full as of March 1, 2021.

On September 13, 2021, the Company entered into a Securities Purchase Agreement with certain institutional investors named therein, pursuant to which the Company sold in a registered direct offering (i) 58,750 shares of Series 7 Convertible Preferred Stock and (ii) related warrants to purchase up to an aggregate of 626,667 shares of common stock. Each share of Series 7 Convertible Preferred Stock and the related Warrants were sold at a subscription amount of $920, representing an original issue discount of 8% of the stated value of each share of Series 7 Convertible Preferred Stock for an aggregate subscription amount of $54.1 million. In connection with this offering, the Company filed a Certificate of Designation for the Series 7 Convertible Preferred Stock with the Nevada Secretary of State. The Company has authorized the issuance of 5,000,000 shares of preferred stock, of which 0 shares were issued and outstanding as of December 31, 2022. Each share of Series 7 Convertible Preferred Stock has a par value of $0.001 per share and stated value of $1,000 per share. The shares of Series 7 Convertible Preferred Stock are convertible into shares of the Company’s common stock, at a conversion price of $93.75 per share. Each share of Series 7 Convertible Preferred Stock is entitled to receive cumulative dividends, payable in the same form as dividends paid on shares of the Company’s common stock. At any time beginning on the 6-month anniversary of the date the shares of Series 7 Convertible Preferred Stock are issued and ending ninety 90 days thereafter, the holders of the Series 7 Convertible Preferred Stock have the right to redeem all or part of the shares held by such holder in cash for the redemption price equal to the stated value of such share, plus all accrued but unpaid dividends thereon and all liquidated damages and other costs, expenses or amounts due. Upon redemption, the holder of the Series 7 Convertible Preferred Stock will forfeit 75% of the warrants issued in connection therewith. The holders of the Series 7 Convertible Preferred Stock shall vote together with all other classes and series of stock of the Company as a single class on all actions to be taken by the stockholders of the Company. The Series 7 Convertible Preferred Stock and related warrants subject to forfeiture are recorded as Mezzanine Equity in the accompanying balance sheets as the holder has the option to redeem these shares for cash and the warrants are an embedded feature for the Series 7 Convertible Preferred Stock. The remaining warrants that are not subject to forfeiture are recorded within Stockholders’ Equity as the remaining warrants are classified as freestanding instruments The aggregate net proceeds from the offering, after deducting the placement agent fees and other estimated offering expenses, were approximately $50.6 million. All of the shares of Series 7 Convertible Preferred Stock were redeemed in March 2022 and 75% of the related warrants were forfeited. See Note 20 for Preferred Stock and Note 23 for Warrant details.

On March 22, 2022, the Company entered into a Securities Purchase Agreement with certain institutional investors named therein, pursuant to which the Company sold in a registered direct offering (i) 53,197.7234 shares of Series 8 Convertible Preferred Stock and (ii) related warrants to purchase up to an aggregate of 1,503,726 shares of common stock. Each share of Series 8 Convertible Preferred Stock and the related Warrants were sold at a subscription amount of $940, representing an original issue discount of 6% of the stated value of each share of Series 8 Convertible Preferred Stock for an aggregate subscription amount of $50.0 million. In connection with this offering, the Company filed a Certificate of Designation for the Series 8 Convertible Preferred Stock with the Nevada Secretary of State.

Each share of Series 8 Convertible Preferred Stock has a par value of $0.001 per share and stated value of $1,000 per share. The shares of Series 8 Convertible Preferred Stock are convertible into shares of the Company’s common stock, at a conversion price of $35.38 per share. Each share of Series 8 Convertible Preferred Stock is entitled to receive cumulative dividends, payable in the same form as dividends paid on shares of the Company’s common stock. At any time beginning on October 1, 2022 and ending ninety 90 days thereafter, the holders of the Series 8 Convertible Preferred Stock have the right to redeem all or part of the shares held by such holder in cash for the redemption price equal to the stated value of such share, plus all accrued but unpaid dividends thereon and all liquidated damages and other costs, expenses or amounts due. Upon redemption, the holder of the Series 8 Convertible Preferred Stock will forfeit 50% of the warrants issued in connection therewith. The holders of the Series 8 Convertible Preferred Stock shall vote together with all other classes and series of stock of the Company as a single class on all actions to be taken by the stockholders of the Company. The Series 8 Convertible Preferred Stock and related warrants subject to forfeiture are recorded as Mezzanine Equity in the accompanying balance sheets as the holder has the option to redeem these shares for cash and the warrants are an embedded feature for the Series 8 Convertible Preferred Stock. The remaining warrants that are not subject to forfeiture are recorded within Stockholders’ Equity as the remaining warrants are classified as freestanding instruments containing a total value of $5.6 million. The aggregate net proceeds from the offering, after deducting the placement agent fees and other estimated offering expenses, were approximately $46.9 million. See Note 20 for Preferred Stock and Note 23 for Warrant details. During the quarter ended December 31, 2022, the Company received cash redemption notices from the holders of the Series 8 Convertible Preferred Stock issued on March 22, 2022, totaling 53,197.72 shares of Series 8 Convertible Preferred Stock for aggregate cash paid of approximately $53.2 million which were thereafter fully redeemed. In conjunction with the redemption, 751,841 warrants were forfeited.

Between March 15, 2022 and March 22, 2022, the Company received cash redemption notices from the holders of the Series 7 Convertible Preferred Stock issued on September 15, 2021, totaling 49,250 shares of Series 7 Convertible Preferred Stock for aggregate cash required to be paid of approximately $49.3 million. In addition, in accordance with the related purchase agreement, upon redemption of the Series 7 Convertible Preferred Stock, each holder forfeited 75% of the related warrants that were issued. Therefore, as of March 22, 2022, 49,250 shares of Series 7 Convertible Preferred Stock were redeemed and 394,000 related warrants were forfeited. The Company noted about 71% of the Series 7 Preferred Stock holders that redeemed shares also participated as Series 8 Convertible Preferred Stock holders (“shared holders”). The Company accounted for proceeds of the shared holders as a modification to the Series 7 and Series 8 Convertible Preferred Stock, as well as the related embedded warrants. The total change in fair value as a result of modification related to the Preferred Stock amounted to $2.6 million which were recognized as a deemed dividend at the date of the modification, upon which will be amortized until the redemption period begins on October 1, 2022. The total change in fair value as a result of modification related to the embedded warrants amounted to $1.5 million which was recognized as a deemed contribution at the date of the modification, upon which will be accreted until the redemption period begins on October 1, 2022.

On July 22, 2022, the Company entered into an Equity Distribution Agreement (the “Sales Agreement”) with Maxim Group LLC (“Maxim”) under which the Company may offer and sell shares of its common stock having an aggregate offering price of up to $25 million (the “Shares”) from time to time through Maxim, acting exclusively as the Company’s sales agent (the “Offering”). The Company intends to use the net proceeds of the Offering primarily for working capital and general corporate purposes. The Company did not make any sales pursuant to the Sales Agreement as of December 31, 2022, however, has raised gross proceeds of approximately $15.4 million under the Sales Agreement as of March 14, 2023.

On October 18, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor named therein (the “Purchaser”), pursuant to which the Company agreed to issue and sell, in a registered direct offering, 253,112 shares of the Company’s common stock and warrants to purchase up to 3,846,153 shares of common stock (the “Purchase Warrants”) at a combined offering price of $5.85 per share. The Purchase Warrants have an exercise price of $5.85 per share. Each Purchase Warrant is exercisable for one share of common stock and will be immediately exercisable and will expire five years from the issuance date. The

Company also offered and sold to the Purchaser pre-funded warrants to purchase up to 2,310,990 shares of common stock, in lieu of shares of common stock at the Purchaser’s election. Each pre-funded warrant is exercisable for one share of common stock. The purchase price of each pre-funded warrant was $5.849, and the exercise price of each pre-funded warrant is $0.001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. The Company raised net proceeds of $14.1 million after deduction of sales commissions and other offering expenses. In October 2022, the Company issued 930,990 shares of common stock in connection with the exercise of 930,990 pre-funded warrants at $0.001 per share.